Note 19 - Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
(19)	Equity Incentive Plan

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan was effective as of April 14, 2009. Under the 2009 Stock Option Plan, awards could be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards could be granted under the 2009 Stock Option Plan was 100,000 shares. The 2009 Stock Option Plan terminated on April 13, 2019, and no additional awards may be issued under the 2009 Stock Option Plan. The awards granted under the 2009 Stock Option Plan prior to the Plan's expiration will remain outstanding until exercised or otherwise terminated. As of December 31, 2020, the Company had outstanding 12,436 options under the 2009 Stock Option Plan with a weighted average exercise price of $33.99.

During the second quarter of 2016, the Company’s shareholders approved the Wilson Bank Holding Company 2016 Equity Incentive Plan, which authorizes awards of up to 750,000 shares of common stock. The 2016 Equity Incentive Plan was approved by the Board of Directors and effective as of January 25, 2016 and approved by the Company’s shareholders on April 12, 2016. On September 26, 2016, the Board of Directors approved an amendment and restatement of the 2016 Equity Incentive Plan (as amended and restated the “2016 Equity Incentive Plan”) to make clear that directors who are not also employees of the Company may be awarded stock appreciation rights. The primary purpose of the 2016 Equity Incentive Plan is to promote the interest of the Company and its shareholders by, among other things, (i) attracting and retaining key officers, employees and directors of, and consultants to, the Company and its subsidiaries and affiliates, (ii) motivating those individuals by means of performance-related incentives to achieve long-range performance goals, (iii) enabling such individuals to participate in the long-term growth and financial success of the Company, (iv) encouraging ownership of stock in the Company by such individuals, and (v) linking their compensation to the long-term interests of the Company and its shareholders. Except for certain limitations, awards can be in the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares and restricted share units, performance awards and other stock-based awards. As of December 31, 2020, the Company had 430,271 shares remaining available for issuance under the 2016 Equity Incentive Plan. As of December 31, 2020, the Company had outstanding 141,007 stock options with a weighted average exercise price of $45.41 and 131,148 cash-settled stock appreciation rights with a weighted average exercise price of $42.80.

As of December 31, 2020 the Company had outstanding 153,443 stock options with a weighted average exercise price of $44.49 and 131,148 cash-settled stock appreciation rights with a weighted average exercise price of $42.80. Included in other liabilities at  December 31, 2020 and 2019 were $2,303,000 and $1,587,000 in accrued stock appreciation rights, respectively.

The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2020, 2019 and 2018:

	2020	2019	2018
Expected dividends	1.56%	1.60%	1.22%
Expected term (in years)	7.38	7.14	9.35
Expected stock price volatility	31%	25%	24%
Risk-free rate	0.52%	1.90%	2.83%

The expected stock price volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield and forfeiture rate assumptions are based on the Company’s history and expectation of dividend payouts and forfeitures.

A summary of the stock option and cash-settled SAR activity for 2020, 2019 and 2018 is as follows:

	2020		2019		2018
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	273,039	$41.19	277,820	$40.11	285,780	$39.31
Granted	43,833	55.72	17,833	51.16	21,666	46.59
Exercised	(24,881)	37.84	(22,614)	35.78	(22,460)	37.07
Forfeited or expired	(7,400)	41.70	—	—	(7,166)	37.53
Outstanding at end of year	284,591	$43.71	273,039	$41.19	277,820	$40.11
Options and cash-settled SARs exercisable at year end	151,695	$40.89	122,932	$40.19	94,951	$39.14

The weighted average fair value at the grant date of options and cash-settled SARs granted during the years 2020, 2019 and 2018 was $14.92, $13.43 and $14.41, respectively. The total intrinsic value of options and cash-settled SARs exercised during the years 2020, 2019 and 2018 was $463,000, $369,000 and $200,000, respectively.

The following table summarizes information about outstanding and exercisable stock options and cash-settled SARs at  December 31, 2020:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/20	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/20	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$29.81 - $44.75	205,692	$40.26	4.96	141,195	$40.34	4.64
$46.00 - $69.00	78,899	$52.68	8.67	10,500	$48.32	7.53
	284,591			151,695
Aggregate intrinsic value (in thousands)	$4,281			$2,709

As of December 31, 2020, there was $1,477,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s equity incentive plans. The cost is expected to be recognized over a weighted-average period of 2.70 years.